Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	12 Months Ended
Dec. 31, 2017
Expected dividend yield	0.00%
Risk-free interest rate	1.74%
Expected volatility	140.00%
Expected option life (in years)	5 years